Property and Equipment, Net (Details) - Schedule of depreciation expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment, Net (Details) - Schedule of depreciation expense [Line Items]
Depreciation expense, Total	$ 123	$ 79	$ 175
Cost of revenues [Member]
Property and Equipment, Net (Details) - Schedule of depreciation expense [Line Items]
Depreciation expense, Total			46
Sales and marketing expenses [Member]
Property and Equipment, Net (Details) - Schedule of depreciation expense [Line Items]
Depreciation expense, Total		1	1
General and administrative expenses [Member]
Property and Equipment, Net (Details) - Schedule of depreciation expense [Line Items]
Depreciation expense, Total	53	13	53
Research and development expenses [Member]
Property and Equipment, Net (Details) - Schedule of depreciation expense [Line Items]
Depreciation expense, Total	$ 70	$ 65	$ 75